S000012097 [Member] Investment Objectives and Goals - Columbia Total Return Bond Fund	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary of the Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Columbia Total Return Bond Fund (the Fund) seeks total return, consisting of current income and capital appreciation.